Related Parties (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of balances with related parties
As of December 31, 2021

Prepaid expenses and other assets	34
Other current liabilities	225
Loans from related parties (*)	5,715

	As of September 30, 2022	As of December 31, 2021

Prepaid expenses and other assets	-	34
Other current liabilities	-	225
Short term loans from related parties	1,210	1,488
Long term loans from related parties (1)	4,315	4,227

(1)	The loans bear 10% annual interest to be paid every quarter, the principal will be repaid in the end of the period.

Schedule of repayment dates
	2023	2024	Total

Short term loans from related parties	-	1,210	1,210
Long term loans from related parties	1,790	2,525	4,315

Schedule of company signed a five-year consulting services agreement
Officer	Title	Annual Salary/Fees	Annual Expense Reimbursement	Annual Bonus
Itiel Kaplan	CEO	$250,000	$50,000	$100,000
Ilanit Halperin	CFO	$72,000	-	-

Schedule of financial liabilities under certain loan agreements
Borrower	Property	Lender	Loan Amount	Guarantor	Guaranteed Amount
Maple Grove Development LLC	Maple Grove	Independent Financial Bank	$5,397,000	Michael Sabo & Itiel Kaplan	100%
Maple Heights Development LLC	Maple Heights	BancorpSouth Bank	$1,198,000	Michael Sabo	100%
Pecan Ranch Development LLC	Pecan Ranch	Plains State Bank	$2,220,000	Michael Sabo	100%
Maple Reserve LLC	Maple Reserve	Waller 381 trust	$10,000,000	Michael Sabo & Itiel Kaplan	100%
Maple View Development LLC	Maple View	Plains State Bank	$2,128,000	Michael Sabo	100%